KIEWIT MUTUAL FUND


                            Money Market Portfolio
                       Short-Term Government Portfolio
                       Intermediate-Term Bond Portfolio
                             Tax-Exempt Portfolio
                               Equity Portfolio




                                    KIEWIT
                                     KMF
                                  MUTUAL FUND



                               SEMIANNUAL REPORT
                               DECEMBER 31, 1995


  KIEWIT
   KMF
MUTUAL FUND

Dear Shareholder:

     The management of Kiewit Mutual Fund is pleased to present its semiannual report covering the period from July 1, 1995 through December 31, 1995.

Investment Results*

     The Money Market Portfolio's total return for the six-month period was 2.90%. That return consisted of income distributions (dividends) of $0.029 per share. The Portfolio's return compares favorably with the 2.72% total return reported for Donoghue's Money Market Fund Average over the same period.

     The Short-Term Government Portfolio's total return for the six-month period was 3.64%. That return consisted of an increase in net assets value of $0.01 per share (increasing from $2.03 to $2.04) and income distributions (dividends) of $0.063 per share. The Portfolio's return falls somewhat short of the 3.98% total return reported for the unmanaged Lehman 1-3 Year Government Index over the same period. The Lehman 1-3 Year Government Index is a total return performance benchmark consisting of U.S. Government agency and Treasury securities with maturities from one to three years.

     The Intermediate-Term Bond Portfolio's total return for the six-month period was 5.80%. That return consisted of an increase in net asset value of $0.05 per share (increasing from $2.05 to $2.10) and income distributions (dividends) of $0.067 per share. The Portfolio's return falls short of the 6.32% total return reported for the unmanaged Lehman Intermediate Corporate Index over the same period. The Lehman Intermediate Corporate Index is a total return performance benchmark consisting of publicly issued corporate debt issues rated at least investment grade with maturities from one to ten years.

     The Tax-Exempt Portfolio's total return for the six-month period was 4.82%. That return consisted of an increase in net asset value per share of $0.05 (increasing from $2.02 to $2.07) and income distributions (dividends) of $0.046 per share. The Portfolio's return compares favorably with the 4.50% total return reported for the unmanaged Lehman 5-Year Municipal Bond Index. The Lehman 5-Year Municipal Bond Index is a total return performance benchmark consisting of tax-exempt municipal bonds rated at least investment grade with maturities from four to six years.

     The Equity Portfolio's total return for the six-month period was 11.62%. That return consisted of an increase in net asset value per share of $1.48 (increasing from $14.04 to $15.52) and income distributions (dividends) of $0.15 per share. The Portfolio's return falls short of the 14.45% total return reported for the unmanaged Standard & Poor's 500 Index (the "S&P 500").
The S&P 500 is an unmanaged capitalization weighted index of five hundred publicly traded stocks.

*Past performance is not necessarily predictive of future results. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00. An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. The returns shown above are higher due to the Adviser's maintenance of the Portfolio's expenses. See Financial Highlights on pages 9, 15, 22, 31 and 37.

     Please note that the Lehman indices and the S&P 500 are unmanaged statistical compilations, and unlike the Kiewit Portfolios have no associated expenses.

Market Review and Preview

     What a year! Investors in both the fixed income and equity markets enjoyed total returns of historical proportions in 1995 as the Federal Reserve Board (the "Fed") managed to do the impossible by engineering a "soft landing" for the economy. 1995 also marked the first time that the assets of Kiewit Mutual Fund surpassed the $1 billion mark.

     Coming on the heels of 1994's "worst performance ever" for the bond market, few if any participants anticipated 1995's strong performance - the third best total return in recorded history. Investors viewed continued low inflation and weak economic growth as signs that the Fed would be forced, sooner rather than later, to lower interest rates to prevent the economy from slipping into a recession. Although the yields on very short securities (which are largely a function of the Fed's monetary policy) ended the year back where they began, the yields on longer securities (which are largely a function of investors' expectations of future interest rates) dropped significantly with the yield on the 30-year Treasury Bond dropping from 7.87% at the end of 1994 to 5.95% at the end of 1995. Although tax-free issues had limited price appreciation compared to taxable issues because of uncertainty regarding potential tax reform, they did manage to turn in their best performance since 1986.

     Lower interest rates and better than expected corporate earnings helped propel the equity market, as measured by the S&P 500, to a total return (price appreciation plus dividends) of 37.6% for the year - about four times the average return of the last 70 years. Bank and technology stocks were the market leaders for the year.

     Although it was an excellent year for those who were already in the market, those hoping for a correction to make prices more attractive were frustrated as the market continually moved higher. The S&P 500 set 77 new highs during the year, while the period from October 1990 through the end of 1995 now ranks as the longest period in stock market history without a 10% correction. At Kiewit Mutual Fund, we shared that frustration as we tried to invest the cash in our start-up Kiewit Equity Portfolio. Although the Portfolio earned a good return for the year, the relatively large amount of cash held its performance to less than that of the S&P 500.

     History suggests that the returns of 1996 will not approach those of 1995. Instead, we look for returns in the high single digits. Low inflation, modest growth in corporate earnings, a strong dollar, and the Presidential election should serve as supporting factors for the markets in the year ahead.

     Regardless of the direction of the markets during 1996, shareholders of each Kiewit Portfolio can be assured that the goal of the Fund's investment adviser continues to be the delivery of consistent, reasonable returns that enable our shareholders to realize the potential for long-term, superior performance with less volatility than they may experience in similar investments.

                                          Sincerely,


                                          Ann C. McCulloch
                                          President
February  , 1996


Kiewit Mutual Fund/Money Market Portfolio
-----------------------------------------
  Investments/December 31, 1995 (Unaudited)
  (Showing Percentage of Total Value of Net Assets)
-----------------------------------------------------------------------
                                        Moody's/S&P    Principal      Value
                                          Rating        Amount       (Note 2)
                                        -----------    ---------     --------
Certificates of Deposit - 4.7%
  Bank of Nova Scotia, Portland Branch,    P-1/A-1+  $ 15,000,000  $ 15,000,066
    5.76%, 01/09/96
  Commerzbank AG, 5.80%, 01/08/96          P-1/A-1+    10,000,000    10,000,058
                                                                   ------------

     TOTAL CERTIFICATES OF DEPOSIT (COST $25,000,124)                25,000,124
                                                                   ------------

Commercial Paper - 65.8%
Automobiles - 3.2%
  Daimler-Benz North America Corp.,        P-1/A-1     12,000,000    11,978,990
    5.796%, 01/12/96
  Daimler-Benz North America Corp.,        P-1/A-1+     5,000,000     4,967,272
    5.678%, 02/13/96                                               ------------
                                                                     16,946,262
                                                                   ------------

Banks - 6.0%
  CS First Boston Group, Inc., 5.80%,      P-1/A-1     17,000,000    16,959,413
    01/16/96
  Suntrust Banks, Inc., 5.789%, 01/25/96   P-1/A-1     15,000,000    14,943,200
                                                                   ------------
                                                                     31,902,613
                                                                   ------------

Business Services - 7.1%
  Hertz Corp., 5.771%, 02/05/96            P-1/A-1     18,000,000    17,900,425
  PHH Corp., 5.762%, 01/22/96              P-1/A-1     15,000,000    14,950,300
  PHH Corp., 5.581%, 02/20/96              P-1/A-1      5,000,000     4,961,597
                                                                   ------------
                                                                     37,812,322
                                                                   ------------

Chemicals - 3.4%
  E.I. Du Pont De Nemours, 5.72%,          P-1/A-1+    18,000,000    17,991,420
    01/04/96                                                       ------------

Computers - 1.8%
  Electronic Data Systems Corp., 5.643%,   P-1/A-1     10,000,000     9,900,978
    03/05/96                                                       ------------

Finance - 6.1%
  Ford Motor Credit Corp., 5.70%,          P-1/A-1     15,000,000    14,973,875
    01/12/96
  International Lease Finance Corp.,       P-1/A-1      8,000,000     7,988,600
    5.745%, 01/10/96
  International Lease Finance Corp.,       P-1/A-1     10,000,000     9,912,111
    5.744%, 02/26/96                                               ------------
                                                                     32,874,586
                                                                   ------------

Finance Services - 4.2%
  General Electric Capital Corp., 5.796%   P-1/A-1+     8,000,000     7,924,533
    03/01/96
  General Electric Capital Corp., 5.803%   P-1/A-1+     8,000,000     7,889,707
    03/29/96
  Nordstrom Credit, Inc., 5.718%,          P-1/A-1      6,566,000     6,556,643
    01/10/95                                                       ------------
                                                                     22,370,883
                                                                   ------------

Food & Beverages - 10.0%
  Hershey Foods, 5.604%, 01/30/96          P-1/A-1+    18,000,000    17,919,235
  McCormick & Co., Inc., 5.69%, 02/26/96   P-1/A-1      9,000,000     8,923,280
  McCormick & Co., Inc., 5.782%,           P-1/A-1      7,000,000     6,914,612
    03/19/96
  PepsiCo., Inc., 5.801%, 01/17/96         P-1/A-1     15,000,000    14,962,000
  PepsiCo., Inc., 5.586%, 02/02/96         P-1/A-1      5,000,000     4,975,333
                                                                   ------------
    The accompanying notes are an integral part of the financial statements.


Kiewit Mutual Fund/Money Market Portfolio
-----------------------------------------
  Investments (Unaudited) - continued
-------------------------------------------------------------------------------
                                      Moody's/S&P    Principal        Value
                                          Rating        Amount       (Note 2)
                                      -----------    ---------       --------
                                                                     53,694,460
                                                                   ------------

Hardware & Tools - 3.2%
  Stanley Works, 5.744%, 01/25/96          P-1/A-1   $ 12,275,000  $ 12,228,437
  Stanley Works, 5.738%, 02/02/96          P-1/A-1      5,000,000     4,974,756
                                                                   ------------
                                                                     17,203,193
                                                                   ------------

Manufacturing - 3.3%
  Siemens Corp., 5.775%, 01/31/96          P-1/A-1+    18,000,000    17,913,375
                                                                   ------------

Mortgage Lending - 2.8%
  Fleetwood Credit Corp., 5.822%,          P-1/A-1     10,000,000     9,971,250
    01/19/96
  Fleetwood Credit Corp., 5.825%,          P-1/A-1      5,000,000     4,985,575
    01/19/96                                                       ------------
                                                                     14,956,825
                                                                   ------------

Natural Gas - 3.7%
  Consolidated Natural Gas, 5.637%,        P-1/A-1+    10,000,000     9,942,444
    02/07/96
  Consolidated Natural Gas, 5.702%         P-1/A-1+     9,990,000     9,921,013
    02/14/96                                                       ------------
                                                                     19,863,457
                                                                   ------------

Office Equipment - 3.1%
  Hewlett Packard Co., 5.68%, 02/29/96    P-1/A-1+     17,000,000    16,843,978
                                                                   ------------

Pharmaceuticals Preparations - 3.2%
  Sandoz Corp., 5.769%, 01/08/96          P-1/A-1+     10,000,000     9,988,917
  Sandoz Corp., 5.785%, 01/25/96          P-1/A-1+      7,000,000     6,973,400
                                                                   ------------
                                                                     16,962,317
                                                                   ------------

Retail Merchandising - 1.9%
  Penney (J.C.) Funding Corp., 5.728%     P-1/A-1      10,000,000     9,938,792
    02/09/96                                                       ------------

Utilities - 2.8%
  AT&T Corp., 5.767%, 01/29/96            P-1/A-1+     15,000,000    14,933,733
                                                                   ------------
     TOTAL COMMERCIAL PAPER (COST $352,109,194)                     352,109,194
                                                                   ------------

     The accompanying notes are an integral part of the financial statements.


Kiewit Mutual Fund/Money Market Portfolio
-----------------------------------------
  Investments (Unaudited) - continued
-------------------------------------------------------------------------------
                                                                      Value
                                                                     (Note 2)
                                                                     --------

Repurchase Agreements - 29.8%
  With CS First Boston Group, Inc.: at 6.00%, dated 12/29/95, to be repurchased at $19,761,165 on 01/02/96, collateralized by Federal National Mortgage Association Adjustable Rate
    Mortgage Pass-Through Securities, 6.38%, due 01/01/34 (market value, $20,251,342)
    (Cost $19,748,000)                                            $  19,748,000
  With Merrill Lynch & Co., Inc.: at 6.00%, dated 12/29/95, to be repurchased at $50,033,333 on 01/02/96, collateralized by
    Federal National Mortgage Association Pass-Through Securities,
    6.00%, due 01/01/01 (market value, $753,473), Federal Home
    Loan Mortgage Corporation Pass-Through Securities due 06/01/01
    (market value $8,446,289), Federal Home Loan Mortgage
    Corporation Adjustable Rate Mortgage Pass-Through Securities
    with various coupons and maturities to 07/01/25 (market value, $16,680,880), and Federal National Mortgage Association
    Adjustable Rate Mortgage Pass-Through Securities with various coupons and maturities to 11/01/25 (market value $25,263,773)
    (Cost $50,000,000)                                               50,000,000
  With Paine Webber, Inc.: at 6.22%, dated 12/29/95, to be
    repurchased at $90,062,200 on 01/02/96, collateralized by
    Federal Home Loan Mortgage Corporation Adjustable Rate
    Mortgage Pass-Through Securities with various coupons and
    maturities to 09/01/24 (market value, $29,392,627), and
    Federal National Mortgage Association Adjustable Rate
    Mortgage Pass-Through Securities with various coupons and
    maturities to 12/01/25 (market value $62,407,536)
    (Cost $90,000,000)                                               90,000,000
                                                                   ------------

    TOTAL REPURCHASE AGREEMENTS (COST $159,748,000)                 159,748,000
                                                                   ------------

TOTAL INVESTMENTS (COST $536,857,318)+ - 100.3%                     536,857,318

OTHER ASSETS AND LIABILITIES, NET - (0.3)%                           (1,865,466)
                                                                   ------------

NET ASSETS - 100.0%                                                $534,991,852
                                                                   ============

+  Cost for federal income tax and financial reporting purposes.

   The accompanying notes are an integral part of the financial statements.


KIEWIT MUTUAL FUND/MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995 (Unaudited)

Assets:
Investments in securities (including repurchase
  agreements of $159,748,000), at value (amortized
  cost $536,857,318) (Note 2)                                      $536,857,318
Cash                                                                        942
Interest receivable                                                     316,991
Other assets                                                              1,687
Unamortized organization costs (Note 2)                                  24,903
                                                                   ------------

  Total assets                                                      537,201,841

Liabilities:
Dividends payable                                    $ 2,171,802
Accrued expenses (Note 4)                                 38,187
                                                     -----------
  Total liabilities                                                   2,209,989
                                                                   ------------
Net Assets                                                         $534,991,852
                                                                   ============

Net Assets consist of:
Shares of beneficial interest                                      $  5,349,927
Additional paid-in capital                                          529,642,816
Accumulated net realized loss on investments                              (891)
                                                                   ------------

Net Assets, for 534,992,743 shares outstanding                     $534,991,852
                                                                   ============

Net Asset Value, offering and redemption price per
  share ($534,991,852 divided by 534,992,743
  outstanding shares of beneficial interest, $0.01
  par value)                                                              $1.00
                                                                          =====

     The accompanying notes are an integral part of the financial statements.


KIEWIT MUTUAL FUND/MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS - continued
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Six-Month Period Ended December 31, 1995 (Unaudited)

Interest income                                                    $ 11,696,309

Expenses:
  Management fee (reflects $120,483 waiver)          $  275,246
    (Note 4)
  Administration fee (Note 4)                            25,136
  Accounting fee (Note 4)                                37,577
  Transfer Agent fee (Note 4)                            10,211
  Custodian fee (Note 4)                                 20,237
  Trustees' fees and expenses (Note 4)                    2,463
  Amortization of organizational expenses (Note 2)        3,435
  Legal                                                   1,368
  Audit                                                   4,926
  Other                                                  15,141
                                                     ----------

    Total expenses, net                                                 395,740
                                                                    -----------

  Net investment income                                              11,300,569
                                                                    -----------

Net increase in net assets resulting from operations                $11,300,569
                                                                    ===========

     The accompanying notes are an integral part of the financial statement.


KIEWIT MUTUAL FUND/MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS - continued
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 For the Period
                                                                  July 28, 1994
                                            For the Six-Month   (Commencement of
                                              Period Ended         Operations)
                                            December 31, 1995        through
                                               (Unaudited)        June 30, 1995
                                            -----------------   ----------------

Increase (Decrease) in Net Assets:
Operations:
  Net investment income                      $   11,300,569      $   10,416,304
  Net realized loss on investments                        0                (891)
                                             --------------      --------------
  Net increase in net assets resulting           11,300,569          10,415,413
    from operations                          --------------      --------------

Distributions to shareholders from net
  investment income ($0.029 and $0.049 per
  share, respectively)                          (11,300,569)        (10,416,304)
                                             --------------      --------------

Share transactions at net asset value of
  $1.00 per share:
  Proceeds from sale of shares                1,462,524,063       1,333,908,405
  Shares issued to shareholders in
    reinvestment of dividends from net
    investment income                            10,676,489           8,841,448

  Cost of shares redeemed                    (1,318,916,645)       (962,141,017)
                                             --------------      --------------

Net increase in net assets and shares
  resulting from share transactions             154,283,907         380,608,836
                                             --------------      --------------

  Total increase in net assets                  154,283,907         380,607,945

Net Assets:
  Beginning of period                           380,707,945             100,000
                                             --------------      --------------

  End of period                              $  534,991,852      $  380,707,945
                                             ==============      ==============

     The accompanying notes are an integral part of the financial statements.


KIEWIT MUTUAL FUND/MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                 For the Period
                                                                  July 28, 1994
                                            For the Six-Month   (Commencement of
                                              Period Ended          Operations)
                                            December 31, 1995         through
                                               (Unaudited)         June 30, 1995
                                            -----------------   ----------------

Net Asset Value - Beginning of Period           $  1.00              $  1.00
                                                ----------           ---------

Investment Operations:
  Net investment income                            0.03                 0.05
                                                ----------           ---------

Distributions:
  From net investment income                      (0.03)               (0.05)
                                                ----------           ---------

Net Asset Value - End of Period                 $  1.00              $  1.00
                                                ==========           =========

Total Return**                                     2.90%                5.04%

Ratios (to average net assets)/Supplemental Data:

  Expenses+                                        0.20%*               0.30%*

  Net investment income                            5.71%*               5.51%*

  Net assets at end of period ($000 omitted)     534,992              380,708

-----------------------

*   Annualized

**  The total return for each period has not been annualized.

+ Since inception, Kiewit Investment Management Corp. (the "Manager") agreed to waive all or a portion of its fee. For the period from December 7, 1994 through June 30, 1995, the Manager further agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.30% of the average daily net assets of the Portfolio.
   Effective July1, 1995 through June 30, 1996, the Manager agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.20% of the average daily net assets of the Portfolio. The annualized expense ratio, had there been no fee waivers by the Manager, would have been 0.26% and 0.34% for the six-month period ended December 31, 1995, and for the period ended June 30, 1995, respectively.


Kiewit Mutual Fund/Short-Term Government Portfolio
--------------------------------------------------
  Investments/December 31, 1995 (Unaudited)
  (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------
                                                         Principal       Value
                                                           Amount       (Note 2)
                                                         ---------      --------

U.S. Government Agency Obligations - 61.5%
  Federal Farm Credit Banks Notes - 5.0%
    Federal Farm Credit Banks, 7.32%, 03/27/98         $  2,000,000  $ 2,008,220
    Federal Farm Credit Banks, 7.26%, 08/28/00            5,875,000    5,887,925
                                                                     -----------
                                                                       7,896,145
                                                                     -----------

Federal Home Loan Banks Notes - 12.9%
  Federal Home Loan Banks, 5.545%, 06/09/97               5,000,000    5,017,849
  Federal Home Loan Banks, 5.215%, 07/08/98               5,000,000    4,963,400
  Federal Home Loan Banks, 6.05%, 03/01/99                5,100,000    5,135,241
  Federal Home Loan Banks, 7.01%, 07/05/00                5,000,000    5,000,000
                                                                     -----------
                                                                      20,116,490
                                                                     -----------

Federal Home Loan Mortgage Corp. Notes - 14.7%
 Federal Home Loan Mortgage Corp., 7.86%, 01/21/97       5,000,000     5,128,600
 Federal Home Loan Mortgage Corp., 6.33%, 10/07/97       3,000,000     3,002,430
 Federal Home Loan Mortgage Corp., 8.20%, 01/16/98       3,000,000     3,087,150
 Federal Home Loan Mortgage Corp., 5.825%, 08/11/98      4,195,000     4,223,357
 Federal Home Loan Mortgage Corp., 6.28%, 10/02/98       1,000,000     1,003,500
 Federal Home Loan Mortgage Corp., 5.37%, 12/07/98       4,500,000     4,467,375
 Federal Home Loan Mortgage Corp., 7.84%, 04/26/00       2,000,000     2,012,040
                                                                      ----------
                                                                      22,924,452
                                                                      ----------

Federal National Mortgage Association Notes - 23.1%
 Federal National Mortgage Assoc., 6.84%, 10/03/97       5,000,000     5,121,650
 Federal National Mortgage Assoc., 5.20%, 07/10/98      10,310,000    10,223,601
 Federal National Mortgage Assoc., 5.77%, 08/25/98       2,900,000     2,915,950
 Federal National Mortgage Assoc., 4.875%, 10/15/98      2,850,000     2,803,602
 Federal National Mortgage Assoc., 4.75%, 10/26/98       3,620,000     3,543,292
 Federal National Mortgage Assoc., 4.94%, 10/30/98       5,000,000     4,918,199
 Federal National Mortgage Assoc., 7.46%, 09/27/99       5,000,000     5,058,300
 Federal National Mortgage Assoc., 6.37%, 07/27/00       1,500,000     1,521,720
                                                                      ----------
                                                                      36,106,314
                                                                      ----------

Student Loan Marketing Association Notes - 2.6%
 Student Loan Marketing Assoc., 6.97%, 08/23/00          4,000,000     4,031,640
                                                                      ----------
Tennessee Valley Authority Notes - 3.2%
 Tennessee Valley Auth. Global Pwr., Ser. D., 6.00%,     5,000,000     5,075,000
   11/01/00                                                           ----------

    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST                    96,150,041
      $93,911,713)                                                    ----------

     The accompanying notes are an integral part of the financial statements.


Kiewit Mutual Fund/Short-Term Government Portfolio
--------------------------------------------------
  Investments (Unaudited) - continued
--------------------------------------------------------------------------------
                                                         Principal       Value
                                                           Amount       (Note 2)
                                                         ---------      --------

U.S. Treasury Notes - 35.2%
 U.S. Treasury Notes, 7.625%, 04/30/96                $  5,000,000  $  5,039,950
 U.S. Treasury Notes, 6.25%, 08/31/96                   10,000,000    10,058,899
 U.S. Treasury Notes, 7.25%, 11/30/96                    7,000,000     7,121,870
 U.S. Treasury Notes, 6.125%, 05/31/97                  15,000,000    15,185,848
 U.S. Treasury Notes, 5.875%, 07/31/97                  10,000,000    10,102,099
 U.S. Treasury Notes, 7.25%, 02/15/98                    2,000,000     2,081,100
 U.S. Treasury Notes, 7.75%, 01/31/00                    5,000,000     5,433,100
                                                                    ------------

    TOTAL U.S. TREASURY NOTES (COST $54,442,807)                      55,022,866
                                                                    ------------
 Repurchase Agreements - 2.1%
    With CS First Boston Group, Inc.: at 6.00%, dated
    12/29/95, to be repurchased at $3,341,226 on
    01/02/96, collateralized by Federal Home Loan
    Mortgage Corporation Pass-Through Securities with
    various coupons and maturities to 10/01/20
    (market value $154,777), Federal National
    Mortgage Association Adjustable Rate Mortgage
    Pass-Through Securities, 6.38%, due 11/01/23
    (market value $1,116,212) and Federal National
    Mortgage Association Pass-Through Securities with
    various coupons and maturities to 01/01/25 (market
    value $2,146,093) (COST $3,339,000)                                3,339,000
                                                                    ------------

TOTAL INVESTMENTS (COST $151,693,520)+ - 98.8%                       154,511,907

OTHER ASSETS AND LIABILITIES, NET - 1.2%                               1,927,114
                                                                    ------------

NET ASSETS - 100.0%                                                 $156,439,021
                                                                    ============

+  Cost for federal income tax and financial reporting purposes.
   At December 31, 1995, net unrealized appreciation was $2,818,387.

     The accompanying notes are an integral part of the financial statements.


KIEWIT MUTUAL FUND/SHORT-TERM GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995 (Unaudited)

Assets:
Investments in securities (including repurchase
  agreement of $3,339,000), at value (cost
  $151,693,520) (Note 2)                                           $ 154,511,907
Cash                                                                         821
Interest receivable                                                    2,750,682
Unamortized organization costs (Note 2)                                   24,921
Other assets                                                                 663
                                                                   -------------
  Total assets                                                       157,288,994

Liabilities:
Dividends payable                                      $   821,356
Accrued expenses (Note 4)                                   28,617
                                                       -----------

  Total liabilities                                                      849,973
                                                                   -------------

Net Assets                                                         $ 156,439,021
                                                                   =============

Net Assets consist of:
Shares of beneficial interest                                      $    766,758
Additional paid-in capital                                          153,154,361
Accumulated net realized loss on investments                           (300,485)
Net unrealized appreciation of investments                            2,818,387
                                                                   ------------

Net Assets, for 76,675,835 shares outstanding                     $ 156,439,021
                                                                  =============

Net Asset Value, offering and redemption price
  per share ($156,439,021 divided by 76,675,835
  outstanding shares of beneficial interest, $0.01
  par value)                                                              $2.04
                                                                          =====

     The accompanying notes are an integral part of the financial statements.


KIEWIT MUTUAL FUND/SHORT-TERM GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS - continued
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
for the Six-Month Period Ended December 31, 1995 (Unaudited)

Interest income                                                    $   5,025,175

Expenses:
  Management fee (reflects $90,588 waiver) (Note 4)    $   142,832
  Administration fee (Note 4)                               25,136
  Accounting fee (Note 4)                                   26,981
  Transfer Agent fee (Note 4)                               10,211
  Custodian fee (Note 4)                                     8,249
  Trustees' fees and expenses (Note 4)                       2,463
  Amortization of organizational expenses (Note 2)           3,435
  Legal                                                      1,444
  Audit                                                      4,925
  Other                                                      7,754
                                                        ----------

     Total expenses, net                                                 233,430
                                                                   -------------

  Net investment income                                                4,791,745
                                                                   -------------

Realized and unrealized gain on investments:

  Net realized gain on investment transactions                           126,392
  Net unrealized appreciation of investments during the                1,024,803
    period                                                         -------------

  Net gain on investments                                              1,151,195
                                                                   -------------

Net increase in net assets resulting from operations               $   5,942,940
                                                                   =============

     The accompanying notes are an integral part of the financial statements.

KIEWIT MUTUAL FUND/SHORT-TERM GOVERNMENT PORTFOLIO
------------------------------------------------------------------------------
FINANCIAL STATEMENTS - continued
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the Period
                                              For the Six-Month July 29, 1994
                                              Period Ended      (Commencement
                                              December 31, 1995  of Operations)
                                              (Unaudited)       through
                                                                June 30, 1995
                                              -----------------  --------------
Increase (Decrease) in Net Assets:
Operations:
 Net investment income                        $   4,791,745      $   6,378,385
 Net realized gain (loss) on investment
  transactions                                       126,392          (426,877)
 Net unrealized appreciation of investments
  during the period                               1,024,803          1,793,584
                                              --------------     -------------
 Net increase in net assets resulting
  from operations                                 5,942,940          7,745,092
                                              -------------      -------------
Distributions to shareholders from net
 investment income
 ($0.063 and $0.106 per share, respectively)     (4,791,745)        (6,378,385)
                                              -------------      -------------

Fund Share Transactions (a):
 Receipt from shares sold                        39,497,221        255,654,892
 Receipt from shares issued on reinvestment
  of distributions                                4,554,146          5,738,895
 Shares redeemed                                (21,591,106)      (129,932,929)
                                              -------------       ------------
Net increase in net assets from Fund share
 transactions                                    22,460,261        131,460,858
                                              -------------       ------------
 Total increase in net assets                    23,611,456        132,827,565

Net Assets:
 Beginning of period                            132,827,565                  0
                                              -------------       ------------
 End of period                                $ 156,439,021      $ 132,827,565
                                              =============      =============

(a)Transactions in capital stock were:
  Shares sold                                    19,502,084        127,758,308
  Shares issued on reinvestment of                2,243,287          2,874,102
   distributions
  Shares redeemed                               (10,631,648)       (65,070,298)
                                              -------------       ------------
  Net increase in shares                         11,113,723         65,562,112
  Shares outstanding-Beginning balance           65,562,112                  0
                                              -------------       ------------
  Shares outstanding-Ending balance              76,675,835         65,562,112
                                              =============      =============


      The accompanying notes are an integral part of the financial statements.




KIEWIT MUTUAL FUND/SHORT-TERM GOVERNMENT PORTFOLIO
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                For the Period
                                              For the Six-Month July 29, 1994
                                              Period Ended      (Commencement
                                              December 31, 1995  of Operations)
                                              (Unaudited)       through
                                                                June 30, 1995
                                              ----------------- --------------

Net Asset Value - Beginning of Period            $2.03               $2.00
                                                 -----               -----
Investment Operations:
 Net investment income                            0.06                0.11
 Net realized and unrealized gain on              0.01                0.03
   investments                                    ----                ----
  Total from investment operations                0.07                0.14
                                                  ----                ----
Distributions:
 From net investment income                      (0.06)              (0.11)
                                                  ----                ----

Net Asset Value - End of Period                  $2.04               $2.03
                                                 =====               =====

Total Return**                                    3.64%               7.00%

Ratios (to average net assets)/Supplemental Data:

 Expenses+                                        0.30%*              0.37%*

 Net investment income                            6.16%*              5.75%*

 Portfolio turnover                              56.50%*            122.58%*

 Net assets at end of period ($000 omitted)    156,439             132,828



*  Annualized

** The total return for each period has not been annualized.

+ Since inception, Kiewit Investment Management Corp. (the "Manager") agreed to waive all or a portion of its fee. For the period from December 7, 1994 through June 30, 1995, the Manager further agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.40% of the average daily net assets of the Portfolio. Effective July 1, 1995 through June 30, 1996, the Manager agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.30% of the average daily net assets of the Portfolio. The annualized expense ratio, had there been no fee waivers by the Manager, would have been 0.42% and 0.45% for the six-month period ended December 31, 1995, and for the period ended June 30, 1995, respectively.


Kiewit Mutual Fund/Intermediate-Term Bond Portfolio
---------------------------------------------------
 Investments/December 31, 1995 (Unaudited)
 (Showing Percentage of Total Value of Net Assets)
------------------------------------------------------------------------------
                                          Moody's/S&P    Principal    Value
                                             Rating        Amount    (Note 2)
                                          ___________    _________   ________
Corporate Bonds - 81.1%

 Automobile Manufacturing - 3.2%
  Chrysler Corp., 10.95%, 08/01/17           A3/A-       $2,000,000  $ 2,237,500
  Ford Motor Co., 8.875%, 04/01/06           A1/A+        1,500,000    1,794,375
                                                                     -----------
                                                                       4,031,875
                                                                     -----------
Banks - 9.4%
 Abbey National plc, 6.69%, 10/17/05        Aa3/AA-       3,000,000    3,105,000
 Security Pacific Corp., 6.00%, 05/01/00     A2/A         1,500,000    1,505,625
 Star Bank, N.A., 6.375%, 03/01/04           A3/A-        3,550,000    3,567,750
 United Postal Savings Assoc., 9.00%,
  07/26/99                                  Aaa/NR        1,500,000    1,668,750
 World Savings and Loan Assoc., 9.90%,
  07/01/00                                   A2/A         2,000,000    2,225,000
                                                                     -----------
                                                                     12,072,125
                                                                     -----------
Consumer Goods - 5.8%
 Anheuser-Busch Cos., Inc., 6.90%,          A1/AA-        1,580,000    1,627,400
  10/01/02
 Pepsico, Inc., 7.48%, 04/27/02              A1/A         2,750,000    2,939,063
 Seagram, Joseph E. & Sons Inc., 8.375%,
  02/15/07                                   A2/A         2,500,000    2,887,500
                                                                     -----------
                                                                       7,453,963
                                                                     -----------
Financial - 11.6%
 Associates Corp. N.A., 6.625%, 06/15/05    Aa3/AA-       3,000,000    3,086,250
 British Telecom Finance, 9.625%, 02/15/19  Aaa/AAA       3,000,000    3,382,500
 Ford Motor Credit Co., 8.20%, 02/15/02      A1/A+        1,500,000    1,661,250
 General Motors Acceptance Corp., 8.875%,
  06/01/10                                   A3/A-        1,050,000    1,284,937
 Household Finance Co., 7.65%, 05/15/07      A2/A         2,000,000    2,212,500
 WMC Finance USA, 6.50%, 11/15/03            A2/A         1,000,000    1,010,000
 WMC Finance USA, 7.25%, 11/15/13            A2/A         2,000,000    2,122,500
                                                                     -----------
                                                                      14,759,937
                                                                     -----------
Foreign - 4.9%
 City of Vienna, 8.00%, 11/14/96            Aaa/NR          885,000      900,488
 Kingdom of Sweden, 8.625%, 03/25/16       Aa3/AA+        2,000,000    2,110,000
 Republic of Finland, 9.625%, 04/01/28     Aa2/AA-        3,000,000    3,303,750
                                                                     -----------
                                                                       6,314,238
                                                                     -----------
Industrial & Miscellaneous - 7.9%
 Hanson Overseas B.V., 7.375%, 01/15/03      A1/A+        4,000,000    4,285,000
 PHH Group Inc., 8.00%, 01/01/97             A2/A+        1,450,000    1,488,062
 Raytheon Co., 6.50%, 07/15/05               A1/A+        1,000,000    1,028,750
 WMX Technologies, Inc., 6.22%, 04/30/04     A1/A+        3,000,000    3,304,830
                                                                     -----------
                                                                      10,106,642
                                                                     -----------
Insurance - 3.8%
 Cigna Corp., 9.75%, 01/05/98                A2/A         3,000,000    3,217,500
 Lincoln National Corp., 7.25%, 05/15/05     A3/A         1,500,000    1,591,875
                                                                     -----------
                                                                       4,809,375
                                                                     -----------

      The accompanying notes are an integral part of the financial statements.


Kiewit Mutual Fund/Intermediate-Term Bond Portfolio
---------------------------------------------------
 Investments (Unaudited) - continued
------------------------------------------------------------------------------
                                          Moody's/S&P    Principal    Value
                                             Rating        Amount    (Note 2)
                                          ___________    _________   ________
Manufacturing - 7.6%
 Air Products & Chemicals, 8.50%, 04/01/06   A1/A+       $3,000,000  $ 3,453,750
 English China Clays Delaware Inc.,
  7.375%, 10/01/02                            A2/A+       3,500,000    3,736,250
 Hoechst-Celanese Corp., 6.125%, 02/01/04    A2/A+        2,500,000    2,496,875
                                                                     -----------
                                                                       9,686,875
                                                                     -----------
Merchandising & Retail - 5.2%
 Mercantile Stores, Inc., 6.70%, 09/15/02    A1/A+        4,000,000    4,050,000
 The Limited, Inc., 9.125%, 02/01/01         A1/A         2,250,000    2,525,625
                                                                     -----------
                                                                       6,575,625
                                                                     -----------
Security & Commodity Brokers, Dealers - 6.2%
 Morgan Stanley Group, Inc., 7.50%,          A1/A+        3,000,000    3,135,000
  09/01/99
 Salomon, Inc., 6.29%, 12/01/98            Baa1/BBB+      5,000,000    4,734,000
                                                                     -----------
                                                                       7,869,000
                                                                     -----------
Telephone & Communications - 6.7%
 Comsat Corp., 8.50%, 02/02/07               A2/A         3,000,000    3,487,500
 GTE Hawaiian Telephone, Inc., 9.00%,
  12/01/00                                 Baa1/BBB+      5,000,000    5,087,500
                                                                     -----------
                                                                       8,575,000
                                                                     -----------
Transportation - 4.9%
 Canadian National Railway Co., 6.625%,
  05/15/03                                  A1/AA-        3,000,000    3,037,500
 Union Pacific Corp., 6.12%, 02/01/04      Aa2/AA+        3,200,000    3,204,000
                                                                     -----------
                                                                       6,241,500
                                                                     -----------
Utilities - 3.9%
 Indiana Michigan Power Co., Title XI,
  8.05%, 01/15/98                          NR/NR            154,000      154,000
 Northwestern Public Service, 7.10%,
  08/01/05                                  A2/A          3,000,000    3,191,250
 Potomac Electric Power Co., 5.00%,
  09/01/02                                  A2/A-         1,700,000    1,623,500
                                                                     -----------
                                                                       4,968,750
                                                                     -----------
   TOTAL CORPORATE BONDS (COST $99,571,775)                          103,464,905
                                                                     -----------

Asset-Backed Securities - 2.0%
 Export Funding Trust Ser. 1994A, 7.89%,
  02/15/05 (COST $2,387,762)              Aaa/AAA         2,375,000   2,566,301
                                                                    --------
Mortgage-Backed Securities - 7.4%
 Federal Home Loan Mortgage Corp., Ser.
  124A Plan C REMIC, 8.50%, 03/15/97       NR/NR          2,181,280    2,232,404
 Federal Home Loan Mortgage Corp., Ser.
  143A Plan C REMIC, 8.50%, 06/15/97       NR/NR            897,401      918,434

       The accompanying notes are an integral part of the financial statements.


Kiewit Mutual Fund/Intermediate-Term Bond Portfolio
---------------------------------------------------
 Investments (Unaudited) - continued
------------------------------------------------------------------------------
                                          Moody's/S&P    Principal    Value
                                             Rating        Amount    (Note 2)
                                          ___________    _________   ________

 Federal Home Loan Mortgage Corp., Ser.
  125A, Plan C REMIC, 8.75%, 03/15/00      NR/NR         $  899,416  $   931,739
 Federal Home Loan Mortgage Corp., Ser.
  1342H, 7.50%, 08/15/07                   NR/NR          2,000,000    2,137,269
 Federal National Mortgage Assoc., Pool
  #326277, 7.00%, 05/01/09                 NR/NR          1,798,416    1,832,136
 Federal National Mortgage Assoc., Pool
  #100063, 12.25%, 06/01/15                NR/NR          1,183,403    1,365,351
                                                                     -----------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $9,217,031)                 9,417,333
                                                                     -----------
U.S. Government Agency Obligations - 6.1%
 Federal Home Loan Banks, 6.52%, 09/14/98  Aaa/NR         3,000,000    3,004,200
 Federal National Mortgage Assoc., 7.27%,
  08/24/05                                  Aaa/NR        2,500,000    2,600,050
 Student Loan Marketing Assoc., 7.50%,
  03/27/98                                  Aaa/NR        2,250,000    2,260,507
                                                                     -----------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $7,752,816)         7,864,757
                                                                     -----------
U.S. Treasury Notes - 1.3%
 U.S. Treasury Notes, 6.50%, 05/15/05
  (COST $1,499,809)                        NR/NR          1,500,000    1,596,300
                                                                     -----------
Repurchase Agreements - 0.7%
 With CS First Boston Group, Inc.: at 6.00%, dated 12/29/95, to be repurchased at $844,563 on 01/02/96, collateralized by
  Federal National Mortgage Association Adjustable Rate Mortgage
  Pass-Through Securities, 6.38%, due 01/01/28 (market value
  $869,356)  (COST $844,000)                                             844,000
                                                                     -----------
TOTAL INVESTMENTS (COST $121,273,193)+ - 98.6%                       125,753,596

OTHER ASSETS AND LIABILITIES, NET - 1.4%                               1,838,698
                                                                     -----------
NET ASSETS - 100.0%                                                 $127,592,294
                                                                    ============

+ Cost for federal income tax and financial reporting purposes. At December 31, 1995, net unrealized appreciation was $4,480,403. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost of $4,720,406 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $240,003.

NR Not Rated. While not rated by Moody's or S&P, U.S. Government Agency Obligations and Mortgage Backed Securities are considered to be of the highest quality, comparable to AAA.

    The accompanying notes are an integral part of the financial statements.


KIEWIT MUTUAL FUND/INTERMEDIATE-TERM BOND PORTFOLIO
------------------------------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995 (Unaudited)

Assets:
Investments in securities (including repurchase
 agreement of $844,000), at value (cost
 $121,273,193) (Note 2)                                             $125,753,596
Cash                                                                         520
Receivable for fund shares sold                                            6,599
Interest receivable                                                    2,403,151
Other receivables                                                        129,234
Other assets                                                                 569
Unamortized organization costs (Note 2)                                   24,847
                                                                    ------------
  Total assets                                                       128,318,516

Liabilities:
Dividends payable                             $  681,296
Accrued expenses (Note 4)                         44,926
                                              ----------
  Total liabilities                                                      726,222
                                                                    ------------
Net Assets                                                          $127,592,294
                                                                    ============
Net Assets consist of:
Shares of beneficial interest                                       $   607,376
Additional paid-in capital                                          122,545,532
Accumulated net realized loss on investments                            (41,017)
Net unrealized appreciation of investments                             4,480,403
                                                                    ------------
Net Assets, for 60,737,568 shares outstanding                       $127,592,294
                                                                    ============
Net Asset Value, offering and redemption price per share
 127,592,294 divided by 60,737,568 outstanding shares of
 beneficial interest, $0.01 par value                                     $2.10
                                                                          =====


     The accompanying notes are an integral part of the financial statements.


KIEWIT MUTUAL FUND/INTERMEDIATE-TERM BOND PORTFOLIO
------------------------------------------------------------------------------
FINANCIAL STATEMENTS - continued
------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Six-Month Period Ended December 31, 1995 (Unaudited)

Interest Income                                                      $ 4,257,492

Expenses:
 Management fee (reflects $30,137 waiver) (Note 4)       $ 214,201
 Administration fee (Note 4)                                25,136
 Accounting fee (Note 4)                                    25,506
 Transfer Agent fee (Note 4)                                10,211
 Custodian fee (Note 4)                                      7,202
 Trustees' fees and expenses (Note 4)                        2,463
 Amortization of organizational expenses (Note 2)            3,435
 Legal                                                       1,444
 Audit                                                       4,926
 Other                                                      10,914
                                                         ---------
       Total expenses, net                                               305,438
                                                                   -----------
  Net investment income                                              3,952,054
                                                                   -----------
Realized and unrealized gain on investments:

  Net realized gain on investment transactions                           666,239
  Net unrealized appreciation of investments during the period         2,423,223
                                                                    ------------

  Net gain on investments                                              3,089,462
                                                                    ------------

Net increase in net assets resulting from operations                $  7,041,516
                                                                    ============


     The accompanying notes are an integral part of the financial statements.


KIEWIT MUTUAL FUND/INTERMEDIATE-TERM BOND PORTFOLIO
------------------------------------------------------------------------------
FINANCIAL STATEMENTS - Continued
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the Period
                                              For the Six-Month July 25, 1994
                                              Period Ended      (Commencement
                                              December 31, 1995  of Operations)
                                              (Unaudited)       through
                                                                June 30, 1995
                                              ----------------- -------------
Increase (Decrease) in Net Assets:
Operations:
 Net investment income                        $  3,952,054       $  6,088,902
 Net realized gain (loss) on investment
  transactions                                     666,239           (707,256)
 Net unrealized appreciation of investments
  during the period                              2,423,223          2,057,180
                                              ------------       ------------
 Net increase in net assets resulting
  from operations                                7,041,516          7,438,826
                                              ------------       ------------
Distributions to shareholders from net
 investment income
 ($0.067 and $0.121 per share, respectively)    (3,952,054)        (6,088,902)
                                              ------------       ------------

Fund Share Transactions (a):
 Receipt from shares sold                       22,076,801        246,061,746
 Receipt from shares issued on reinvestment
  of distributions                               3,636,786          5,386,685
 Shares redeemed                                (6,231,124)      (147,777,986)
                                              ------------       ------------
Net increase in net assets from Fund
 share transactions                             19,482,463        103,670,445
                                              ------------       ------------
 Total increase in net assets                   22,571,925        105,020,369

Net Assets:
 Beginning of period                           105,020,369                  0
                                              ------------       ------------
 End of period                                $127,592,294       $105,020,369
                                              ============       ============
(a) Transactions in capital stock were:
 Shares sold                                    10,785,336        122,885,850
 Shares issued on reinvestment of
  distributions                                  1,767,590          2,700,353
 Shares redeemed                                (3,015,065)       (74,386,496)
                                              ------------       ------------
 Net increase in shares                          9,537,861         51,199,707
 Shares outstanding - Beginning balance         51,199,707                  0
                                              ------------       ------------
 Shares outstanding - Ending balance            60,737,568         51,199,707
                                              ============       ============

     The accompanying notes are an integral part of the financial statements.


KIEWIT MUTUAL FUND/INTERMEDIATE-TERM BOND PORTFOLIO
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                For the Period
                                              For the Six-Month July 25, 1994
                                              Period Ended      (Commencement
                                              December 31, 1995  of Operations)
                                              (Unaudited)       through
                                                                June 30, 1995
                                              ----------------- --------------

Net Asset Value - Beginning of Period               $2.05            $2.00
                                                    -----            -----

Investment Operations:
 Net investment income                               0.07             0.12
 Net realized and unrealized gain on investments     0.05             0.05
                                                     ----             ----
   Total from investment operations                  0.12             0.17
                                                     ----             ----

Distributions:
 From net investment income                         (0.07)           (0.12)
                                                     ----             ----
Net Asset Value - End of Period                     $2.10            $2.05
                                                    =====            =====

Total Return**                                       5.80%            8.88%

Ratios (to average net assets)/Supplemental Data:

 Expenses +                                          0.50%*           0.41%*

 Net investment income                               6.47%*           6.41%*

 Portfolio turnover                                 55.41%*         128.95%*

 Net assets at end of period ($000 omitted)       127,592          105,020

------------------

*  Annualized

**  The total return for each period has not been annualized.

+ Since inception, Kiewit Investment Management Corp. (the "Manager") agreed to waive all or a portion of its fee. For the period from December 7, 1994 through June 30, 1995, the Manager further agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.40% of the average daily net assets of the Portfolio. Effective July 1, 1995 through June 30, 1996, the Manager agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.50% of the average daily net assets of the Portfolio. The annualized expense ratio, had there been no fee waivers by the Manager, would have been 0.55% and 0.45% for the six-month period ended December 31, 1995, and for the period ended June 30, 1995, respectively.

Kiewit Mutual Fund/Tax-Exempt Portfolio
---------------------------------------
 Investments/December 31, 1995 (Unaudited)
 (Showing Percentage of Total Value of Net Assets)
------------------------------------------------------------------------------
                                          Moody's/S&P    Principal    Value
                                             Rating        Amount    (Note 2)
                                          ___________    _________   ________
Municipal Bonds - 99.4%

Arizona - 2.3%
 Maricopa County, AZ (Univ. School Proj.
  of 1988) Ser. E, 6.50%, 07/01/08,
  Prerefunded 07/01/02 @ 100                Aaa/AAA     $ 1,000,000  $ 1,117,500
 Phoenix, AZ Civic Imp. Corp., Airport
  Term Excise Tax Rev., 7.80%, 07/01/11,
  Partially Prerefunded 07/01/97 @ 102       Aa/AA+       2,000,000    2,122,500
                                                                    -----------
                                                                    3,240,000
                                                                    ----------
California - 3.7%
 Laguna Beach, CA, 6.60%, 08/15/09,
  Callable 08/15/01 @ 102                    Aa/AA        1,150,000   1,246,312
 Los Angeles, CA General Obligation,
  5.40%, 09/01/06, Callable 09/01/03 @ 101  Aaa/AAA       2,000,000  2,085,000
 Southern California, Public Pwr. Auth.,
  (Mead Adelanto Proj.) Ser. A, 4.75%,
  07/01/08, Callable 07/01/04 @ 102         Aaa/AAA       2,000,000    1,920,000
                                                                    ------------
                                                                       5,251,312
                                                                    ------------
Colorado - 1.5%
 Denver, CO City & County General
  Obligation, 6.375%, 08/01/02,
  Callable 08/01/01 @ 101                    Aa/AA        1,920,000    2,119,200
                                                                     -----------
Connecticut - 4.4%
 Connecticut State General Obligation,
  4.75%, 03/15/07, Callable 03/15/04
  @ 101.5                                    Aa/AA-       6,500,000    6,305,000
                                                                     -----------
Florida - 4.5%
 Alachua Cnty, FL (Pub. Imp. Rev.) 5.00%,
  08/01/06                                  Aaa/AAA       1,000,000    1,015,000
 Florida State Brd. of Educ. Cap. Outlay,
  Ser. B, 5.625%, 06/01/06, Callable
  06/01/05 @ 100                             Aa/AA        1,920,000    2,044,800
 Florida State Brd. of Educ. Cap. Outlay,
  Ser. F, 5.90%, 06/01/13, Callable
  06/01/05 @ 101                             Aa/AA        1,000,000    1,046,250
 Jacksonville, FL Electric Auth. Ref.
  Rev. (St. Johns River Pwr. Park Service)
  7.00%, 10/01/09, Subject to Crossover
  Refunding 10/01/99 @ 101.5                Aa1/AA        2,000,000    2,210,000
                                                                     -----------
                                                                       6,316,050
                                                                     -----------
Hawaii - 2.6%
 Hawaii State General Obligation, 4.40%,
  11/01/04                                   Aa/AA        3,700,000    3,621,375
                                                                     -----------
Illinois - 7.8%
 Chicago, IL General Obligation, Unltd.
  Tax, School Fin. Auth., Ser. A, 5.00%,
  06/01/07, Callable 06/01/04 @ 102         Aaa/AAA       3,000,000    2,970,000
 Chicago, IL O'Hare International Airport,
  Ser. 1988A, 8.00%, 01/01/08, Partially
  Prerefunded 01/01/97 @ 102                 NR/A+        1,205,000    1,269,708
 Illinois State General Obligation, 6.50%,
  12/01/05, Callable 12/01/96 @ 102          A1/AA-       1,900,000    1,975,905


     The accompanying notes are an integral part of the financial statements.


Kiewit Mutual Fund/Tax-Exempt Portfolio
---------------------------------------
 Investments (Unaudited) - continued
------------------------------------------------------------------------------
                                          Moody's/S&P    Principal    Value
                                             Rating        Amount    (Note 2)
                                          ___________    _________   ________

 Illinois State Dedicated Tax Civic
  Center, Ser. A, 7.35%, 12/15/05,
  Callable 12/15/00 @ 102                    Aaa/AAA     $ 2,000,000 $ 2,280,000
 Illinois State Health Facs. Auth.
  (LA Grange Memorial Hosp.) 5.50%,
  05/15/23, Prerefunded 05/15/03 @ 102      Aaa/AAA       2,445,000   2,631,431
                                                                    -----------
                                                                     11,127,044
Indiana - 3.6%
 Indiana Bond Bank Special Prog. Ser. A,
  6.25%, 08/01/09, Callable 02/01/98 @ 102  Aaa/AAA       2,450,000   2,535,750
 Indianapolis, IN Local Public Imp. Bond
  Bank, 5.30%, 01/10/00                      Aa/AA        1,500,000   1,554,375
 Indianapolis, IN Airport Auth. Rev.,
  9.00%, 07/01/15, Callable 07/01/96 @ 102   A1/A         1,000,000    1,043,450
                                                                     -----------
                                                                      5,133,575
                                                                     -----------
Maryland - 3.0%
 Maryland National Park & Planning Commission
  Prince Georges County, MD, (Park Acquisition
  & Dev.) Ser. 2, 5.00%, 07/01/01            Aa/AA        1,160,000    1,200,600
 Maryland State General Obligation,
  5.00%, 03/15/01                           Aaa/AAA       1,000,000    1,033,750
 Washington, MD General Obligation
  Suburban Sanitary Dist. Ref. Rev.,
  3.90%, 06/01/99                            Aa1/AA       2,000,000    1,977,500
                                                                     -----------
                                                                       4,211,850
                                                                     -----------
Massachusetts - 4.2%
 Massachusetts State Health & Educ. Fac.,
  (St. Joseph Hosp.) Ser. C, 9.50%,
  10/01/20, Prerefunded 10/01/99 @ 102
  Sinking Fund 10/01/95-99 @ 100             NR/NR        4,900,000    5,910,625
                                                                     -----------
Michigan - 2.0%
 Michigan Municipal Bond Auth. Rev.,
  5.10%, 11/01/08, Callable 11/01/05
  @ 102                                     Aaa/AAA       1,035,000    1,029,825
 Michigan Municipal Bond Auth. Rev.,
  6.95%, 05/15/11, Partially Prerefunded
  05/15/01 @ 102                             Aa/AA        1,575,000    1,771,875
                                                                     -----------
                                                                      2,801,700
                                                                   ------------
Minnesota - 3.2%
 St. Paul, MN Sewer Rev., Ser. 1988A,
  8.00%, 12/01/08, Subject to Crossover
  Refunding 12/01/98 @ 101                  Aaa/AAA       1,250,000    1,392,188
 Washington County, MN Housing & Redev.
  Auth. Jail Fac. Rev., 7.00%, 02/01/12,
  Prerefunded 02/01/02 @ 100                Aaa/AAA       2,785,000    3,167,938
                                                                    ------------
                                                                       4,560,126
                                                                    ------------
Missouri - 2.5%
 Missouri Higher Ed. Student Loan Auth.,
  Senior Lien Rev., Ser. 1992A, 5.00%,
  02/15/97                                   Aa/NR        1,430,000    1,440,725
 Missouri State General Obligation
  (Third Street Building Proj.) Ser.
  1992A, 7.50%, 08/01/98                    Aaa/AAA       1,000,000   1,085,000


     The accompanying notes are an integral part of the financial statements.


Kiewit Mutual Fund/Tax-Exempt Portfolio
---------------------------------------
 Investments (Unaudited) - continued
------------------------------------------------------------------------------
                                          Moody's/S&P    Principal    Value
                                             Rating        Amount    (Note 2)
                                          ___________    _________   ________

 St. Louis, MO Water Ref. Rev. & Imp.,
  6.00%, 07/01/07, Callable 07/01/04
  @ 102                                     Aaa/AAA      $1,000,000 $ 1,090,000
                                                                    -----------
                                                                      3,615,725
                                                                    ------------
Nebraska - 11.1%
 Douglas County, NE Zoo Fac. Rev.
  (Henry Doorly Zoo Aquarium Proj.)
  6.00%, 06/01/03, Callable 06/01/97
  @ 100                                     NR/NR         2,500,000   2,528,125
 Lancaster County, NE Hosp. Auth. No. 1,
  (Sisters of Charity) 6.375%, 05/15/05,
  Callable 05/15/01 @ 102                  Aaa/AAA        1,530,000   1,675,350
 Nebraska Public Pwr. Dist. Rev. Pwr.
  Supply System, Ser. C, 4.40%, 01/01/03    A1/A+         5,720,000    5,655,650
 Omaha Public Pwr. Dist., NE, 4.10%,
  02/01/98                                   Aa/AA        1,000,000    1,001,250
 Omaha Public Pwr. Dist., NE, Ser. B,
  4.90%, 02/01/02                           Aa/AA         1,175,000    1,204,375
 Omaha, NE Ref. Rev., 4.15%, 10/15/97      Aaa/AAA        2,550,000    2,565,937
 Omaha, NE, 4.75%, 12/01/01                Aaa/AAA        1,070,000    1,095,413
                                                                     -----------
                                                                     15,726,100
                                                                     -----------
Nevada - 3.7%
 Clark County, NV School Dist. General
  Obligation, 5.60%, 06/15/08,
  Callable 06/15/05 @ 101                  Aaa/AAA        5,000,000    5,206,250
                                                                     -----------
New Jersey - 3.0%
 Bergen County, NJ General Obligation,
  General Imp., 5.55%, 12/01/99             Aaa/NR        1,450,000    1,520,688
 Ocean County, NJ General Obligation,
  6.75%, 07/13/02                           Aa/AA-        1,000,000    1,130,000
 Union County, NJ General Obligation,
  4.40%, 09/01/03                          Aaa/AA+        1,635,000    1,606,387
                                                                     -----------
                                                                       4,257,075
New Mexico - 3.0%
 Farmington, NM Pwr. Rev. 9.875%,
  01/01/13, Prerefunded 07/01/05 @ 100    Aaa/AAA         1,550,000    2,129,313
 New Mexico Mtg. Fin. Auth., (Single
  Family Mtg. Family Prog.) Ser. 1983A,
  10.00%, 07/01/96, Sinking Fund
  07/01/95 @ 100                            A1/A+            25,000       25,000
 New Mexico State Severance Tax, Ser.
  1992C, 5.60%, 07/01/02, Callable
  07/01/97 @ 101.50                         Aa/AA         2,000,000    2,057,500
                                                                     -----------
                                                                       4,211,813
                                                                     -----------
New York - 2.4%
 New York, NY Corpus M-Strips 6.00%,
  08/01/11, Callable 08/01/97 @ 100         NR/NR         1,400,000    1,314,250
 Port Auth. of New York & New Jersey,
  Ser. 1989 63rd, 7.875%, 03/01/24,
  Callable 05/01/96 @ 102                   A1/AA-        2,000,000    2,059,640
                                                                     -----------
                                                                       3,373,890
                                                                     -----------


      The accompanying notes are an integral part of the financial statements.


Kiewit Mutual Fund/Tax-Exempt Portfolio
---------------------------------------
 Investments (Unaudited) - continued
------------------------------------------------------------------------------

                                          Moody's/S&P    Principal    Value
                                             Rating        Amount    (Note 2)
                                          ___________    _________   ________
Ohio - 2.0%
 Ohio State Ref. Auth., Vern Riffe Center,
  4.65%, 10/01/05, Callable 04/01/04
  @ 102                                    Aaa/AAA       $1,400,000  $ 1,377,250
 Ohio State Public Imps., 5.125%,
  08/01/07, Callable 08/01/03 @ 102         Aa/AA         1,415,000    1,443,300
                                                                     -----------
                                                                       2,820,550
                                                                     -----------
Oregon - 1.3%
 Oregon Health Sciences Univ. Rev.,
  Ser. B, 4.125%, 07/01/99                  Aaa/AAA       1,875,000    1,872,656
                                                                     -----------
Pennsylvania - 1.1%
 Pennsylvania Intergovernmental Coop.
  Auth. Sp. Tax Rev. (City of
  Philadelphia Funding Proj.) 6.00%,
  06/15/00                                  Aaa/AAA       1,500,000    1,597,500
                                                                     -----------
Rhode Island - 0.9%
 Rhode Island State Health & Educ. Bldg.
  Corp. Brown Univ., 6.625%, 09/01/07,
  Callable 09/01/99 @ 102                   Aa1/AA        1,205,000    1,305,919
                                                                     -----------
South Carolina - 2.2%
 South Carolina State Public Services
  Auth., Ser. 1986C, 7.30%, 07/01/21,
  Callable 07/01/96 @ 102                   A1/AA-        3,000,000    3,112,530
                                                                     -----------
Tennessee - 0.7%
 Memphis-Shelby County, TN Airport Auth.
  Rev., 7.10%, 02/15/98                    Aaa/AAA        1,000,000    1,060,000
                                                                     -----------
Texas - 7.7%
 Houston, TX Housing Fin. Corp., Single
  Family Mtg. Ref. Rev., Ser. 1993A,
  4.70%, 06/01/98                          Aaa/AAA        1,360,000    1,370,200
 Houston, TX General Obligation Tax &
  Rev. Cert. Ser. 1993F, 3.90%, 03/01/99   Aa/AA-         2,000,000    1,982,500
 Houston, TX Independent School Dist.,
  6.375%, 08/15/01                         Aaa/AAA        3,925,000    4,312,594
 Texas Municipal Pwr. Agency Rev.,
  6.10%, 09/01/08                          Aaa/AAA        2,000,000    2,215,000
 Texas State Public Fin. Auth. General
  Obligation, Ser. 1993A, 8.00%, 10/01/97   Aa/AA         1,000,000    1,068,750
                                                                     -----------
                                                                      10,949,044
                                                                     -----------
Virginia - 3.8%
 Fairfax, VA Water Auth., 6.125%, 01/01/29,
  Prerefunded 01/01/00 @ 100               Aaa/AAA        5,000,000    5,350,000
                                                                     -----------
Washington - 7.1%
 Clark County, WA Public Utility Dist.,
  6.00%, 01/01/01                          Aaa/AAA        3,000,000    3,198,750
 Seattle, WA Metropolitan Seattle Sewer
  Rev., Ser. T, 6.625%, 01/01/06,
  Callable 01/01/00 @ 102                   A1/AA-        1,240,000    1,356,250


      The accompanying notes are an integral part of the financial statements.


Kiewit Mutual Fund/Tax-Exempt Portfolio
---------------------------------------
 Investments (Unaudited) - continued
------------------------------------------------------------------------------
                                          Moody's/S&P    Principal    Value
                                             Rating        Amount    (Note 2)
                                          ___________    _________   ________
 Seattle, WA Metropolitan Seattle Sewer
  Rev., Ser. X, 5.40%, 01/01/15,
  Callable 01/01/03 @ 102                   Aaa/AAA      $2,180,000  $ 2,177,275
 Washington State Public Pwr. Supply Ref.
  Rev. (Nuclear Proj. #3) 7.25%,
  07/01/16, Prerefunded 07/01/99 @ 102      Aaa/AAA       3,000,000    3,345,000
                                                                     -----------
                                                                      10,077,275
                                                                     -----------
Wisconsin - 3.5%
 Wisconsin State General Obligation, Ser.
  1992A, 6.30%, 05/01/12, Prerefunded
  05/01/02 @ 100                             Aaa/AA       4,575,000    5,038,219
                                                                     -----------
Wyoming - 0.6%
 Wyoming Community Dev. Auth. Single
  Family Mtg., Ser. 1994A, 3.60%,
  06/01/20, Putable 01/25/96 @ 100           Aa/AA          871,000      870,843
                                                                    ------------
    TOTAL MUNICIPAL BONDS (COST $137,769,666)                        141,043,246
                                                                    ------------

Tax-Exempt Mutual Funds - 1.0%
 Scudder Managed Tax-Free Fund
  (COST $1,424,760)                          NR/NR        1,424,760    1,424,760
                                                                     -----------

TOTAL INVESTMENTS (COST $139,194,426)+ - 100.4%                      142,468,006

OTHER ASSETS AND LIABILITIES, NET - (0.4)%                             (530,734)
                                                                     -----------
NET ASSETS - 100.0%                                                 $141,937,272
                                                                    ============

+ Cost for federal income tax and financial reporting purposes. At December 31, 1995, net unrealized appreciation was $3,273,580. This consisted of gross unrealized appreciation for all securities in which there was an excess of market value over cost of $3,281,312 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $7,732.


NR - Not Rated



    The accompanying notes are an integral part of the financial statements.

KIEWIT MUTUAL FUND/TAX-EXEMPT PORTFOLIO
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995 (Unaudited)

Assets:
Investments in securities, at value
  (cost $139,194,426) (Note 2)                                      $142,468,006
Cash                                                                         294
Securities sold receivable                                             1,684,935
Interest receivable                                                    2,394,546
Other assets                                                                764
Unamortized organization costs (Note 2)                                   24,846
                                                                   -------------
    Total assets                                                     146,573,391

Liabilities:
Dividends payable                                $   534,227
Accrued expenses (Note 4)                             51,871
Securities purchased payable                       4,050,021
                                                 -----------
    Total liabilities                                                  4,636,119
                                                                    ------------


Net Assets                                                          $141,937,272
                                                                    ============

Net Assets consist of:
Shares of beneficial interest                                       $    686,815
Additional paid-in capital                                           137,842,181
Accumulated net realized gain on investments                             134,696
Net unrealized appreciation of investments                             3,273,580
                                                                    ------------
Net Assets, for 68,681,453 shares outstanding                       $141,937,272
                                                                    ============


Net Asset Value, offering and redemption price per
  per share ($141,937,272 divided by 68,681,453
  outstanding shares of beneficial interest, $0.01
  par value)                                                               $2.07
                                                                           =====

        The accompanying notes are an integral part of the financial statements.


KIEWIT MUTUAL FUND/TAX-EXEMPT PORTFOLIO
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS - continued
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Six-Month Period Ended December 31, 1995 (Unaudited)

Interest income                                                       $3,508,796

Expenses:
  Management fee (reflects $21,285 waiver)(Note 4)  $258,412
  Administration fee (Note 4)                         25,136
  Accounting fee (Note 4)                             26,284
  Transfer Agent fee (Note 4)                         10,211
  Custodian fee (Note 4)                               5,998
  Trustees' fees and expenses (Note 4)                 2,463
  Amortization of organizational expenses (Note 2)     3,435
  Legal                                                1,444
  Audit                                                4,926
  Other                                               11,333
                                                     -------
      Total expenses, net                                                349,642
                                                                       ---------
  Net investment income                                                3,159,154
                                                                       ---------

Realized and unrealized gain on investments:

  Net realized gain on investment transactions                         1,111,005
  Net unrealized appreciation of investments
    during the period                                                  2,178,190
                                                                       ---------

  Net gain on investments                                              3,289,195
                                                                       ---------

Net increase in net assets resulting from operations                  $6,448,349
                                                                      ==========

        The accompanying notes are an integral part of the financial statements.


KIEWIT MUTUAL FUND/TAX-EXEMPT PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS - continued
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the Period
                                         For the Six-Month      July 25, 1994
                                          Period Ended         (Commencement of
                                         December 31, 1995   Operations) through
                                           (Unaudited)            June 30,1995
                                         -----------------    ------------------
Increase (Decrease) in Net Assets:
Operations:
  Net investment income                    $   3,159,154      $   7,775,015
  Net realized gain (loss) on
    investment transactions                    1,111,005           (976,309)
  Net unrealized appreciation of
    investments during the period              2,178,190          1,095,390
                                           -------------      -------------
  Net increase in net assets resulting
    from operations                            6,448,349          7,894,096
                                           -------------      -------------
Distributions to shareholders from net
  investment income ($0.046 and $0.082
  per share, respectively)                    (3,159,154)        (7,775,015)
                                           -------------      -------------

Fund Share Transactions (a):
  Receipt from shares sold                         2,060        256,020,185
  Receipt from shares issued on
    reinvestment of distributions              3,138,552          7,172,761
  Shares redeemed                                (10,265)      (127,794,297)
                                           -------------      -------------
Net increase in net assets from Fund
  share transactions                           3,130,347        135,398,649
                                           -------------      -------------
     Total increase in net assets              6,419,542        135,517,730

Net Assets:
  Beginning of period                        135,517,730                  0
                                           -------------      -------------
  End of period                            $ 141,937,272      $ 135,517,730
                                           =============      =============
(a) Transactions in capital stock were:
  Shares sold                                      1,005        128,010,155
  Shares issued on reinvestment
    of distributions                           1,537,262          3,614,686
  Shares redeemed                                 (5,057)       (64,476,598)
                                           -------------      -------------
  Net increase in shares                       1,533,210         67,148,243
  Shares outstanding - Beginning balance      67,148,243                  0
                                           -------------      -------------
  Shares outstanding - Ending balance         68,681,453         67,148,243
                                           =============      =============


   The accompanying notes are an integral part of the financial statements.


KIEWIT MUTUAL FUND/TAX-EXEMPT PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                For the Period
                                         For the Six-Month     July 25, 1994
                                          Period Ended        (Commencement of
                                         December 31, 1995   Operations) through
                                           (Unaudited)           June 30,1995
                                         -----------------    ------------------
Net Asset Value - Beginning of Period            $2.02              $2.00
                                                 -----              -----
Investment Operations:
  Net investment income                           0.05               0.08
  Net realized and unrealized gain
    on investments                                0.05               0.02
                                                  ----               ----
     Total from investment operations             0.10               0.10
                                                  ----               ----

Distributions:
  From net investment income                     (0.05)             (0.08)
                                                  ----               ----

Net Asset Value - End of Period                  $2.07              $2.02
                                                 =====              =====

Total Return**                                    4.82%              5.23%

Ratios (to average net assets)/Supplemental Data:

  Expenses+                                       0.50%*             0.39%*

  Net investment income                           4.52%*             4.37%*

  Portfolio turnover                            109.44%*           104.34%*

  Net assets at end of period ($000 omitted)   141,937            135,518

--------------------------

*   Annualized

**  The total return for each period has not been annualized.

+   Since inception, Kiewit Investment Management Corp. (the "Manager") agreed to waive all or a portion of its fee. For the period from December 7, 1994 through June 30, 1995, the Manager further agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.40% of the average daily net assets of the Portfolio. Effective July 1, 1995 through June 30, 1996, the Manager agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.50% of the average daily net assets of the Portfolio. The annualized expense ratio, had there been no fee waivers by the Manager, would have been 0.53% and 0.46% for the six-month period ended December 31, 1995, and for the period ended June 30, 1995, respectively.

KIEWIT MUTUAL FUND/EQUITY PORTFOLIO
-----------------------------------
  Investments/December 31, 1995 (Unaudited)
  (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                    Value
                                                   Shares          (Note 2)
                                                   ------          -------
COMMON STOCK - 88.4%

 FINANCE, INSURANCE & REAL ESTATE - 4.5%
     Insurance Carriers - 2.8%
     United Healthcare Corp.                       21,500         $  1,408,250
                                                                  ------------
     Savings, Credit & Other Financial Institutions - 1.7%
     Crestar Financial Corp.                       15,000              886,875
                                                                  ------------

  TOTAL FINANCE, INSURANCE & REAL ESTATE                             2,295,125
                                                                  ------------
MANUFACTURING - 60.5%
     Chemicals & Allied Products - 5.1%
     Monsanto Co.                                   9,700           1,188,250
     Morton International, Inc.                    39,100           1,402,713
                                                                  -----------
                                                                    2,590,963
                                                                  -----------

     Computer & Office Equipment - 7.7%
     Apple Computer Ltd.                          45,000            1,434,375
     Cisco Systems, Inc.*                         12,000              895,500
     Microsoft Corp.*                             11,000              965,250
     3Com Corp.*                                  13,200              615,450
                                                                  -----------
                                                                    3,910,575

     Consumer Products - 10.0%
     Avon Products, Inc.                          18,500            1,394,437
     Newell Co.                                   50,000            1,293,750
     Procter & Gamble Co.                         15,000            1,245,000
     Whirlpool Corp.                              22,000            1,171,500
                                                                  -----------
                                                                    5,104,687
     Crude Petroleum & Natural Gas - 2.5%
     Mobil Corp.                                  11,500            1,288,000
                                                                  -----------

     Iron & Steel - 2.7%
     LTV Corp.*                                  100,000            1,375,000
                                                                  -----------

     Misc. Electrical Machinery, Equip. & Supplies - 8.2%
     Black & Decker Corp.                         32,400            1,142,100
     National Semiconductor Corp.*                70,000            1,557,500
     Thomas & Betts Corp.                         20,000            1,475,000
                                                                  -----------
                                                                    4,174,600
                                                                  -----------
     Miscellaneous Manufacturing Industries - 5.7%
     Calgon Carbon Corp.                          85,000            1,020,000
     Flow International Corp.*                    72,500              679,687
     Litton Industries, Inc.*                     26,500            1,179,250
                                                                  -----------
                                                                    2,878,937
                                                                  -----------
     Oil & Gas Exploration - 2.9%
     Schlumberger, Ltd.                           21,000            1,454,250
                                                                  -----------
     Paper & Paper Products - 1.6%
     Ply-Gem Industries, Inc.                     50,000              812,500
                                                                  -----------
     Pharmaceutical Preparations - 3.1%
     Pfizer, Inc.                                 25,000            1,575,000
                                                                  -----------
     Precision Instruments & Medical Supplies - 6.1%
     Medtronic, Inc.                              30,000            1,676,250
     Millipore Corp.                              34,000            1,398,250
                                                                  -----------
                                                                    3,074,500
                                                                  -----------
     Textiles &  Apparel - 2.1%
     Warnaco Group, Inc.                          42,500            1,062,500
                                                                  -----------
     Transportation Equipment - 2.8%
     Chrysler Corp.                               26,000            1,439,750
                                                                  -----------
          TOTAL MANUFACTURING                                      30,741,262
                                                                  -----------

SERVICES - 7.3%
     Business Services - 2.8%
     Omnicom Group, Inc.                           38,000           1,415,500
                                                                   ----------
     Computer Services - 2.4%
     Cerner Corp.*                                 60,000           1,230,000
                                                                  -----------
     Medical & Health Services - 2.1%
     Tenet Healthcare Corp.*                       50,000           1,037,500
                                                                  -----------

          TOTAL SERVICES                                            3,683,000
                                                                  -----------
TRANSPORTATION, COMMUNICATION, ELECTRIC & SANITATION - 2.8%
     Communication & Broadcasting - 2.8%
     Capital Cities/ABC, Inc.                      11,500           1,418,813
                                                                  -----------
WHOLESALE & RETAIL TRADE - 13.3%
     Miscellaneous Retail Stores - 2.1%
     Dayton Hudson Corp.                           14,000           1,050,000
                                                                  -----------
     Retail Building Materials - 4.2%
     Home Depot, Inc.                              45,000           2,154,375
                                                                  -----------
     Retail Eating & Drinking Places - 2.5%
     Cracker Barrel Old Country Store, Inc.        73,500           1,267,875
                                                                  -----------
     Retail Food Stores - 2.7%
     Albertson's, Inc.                             42,000           1,380,750
                                                                  -----------

      The accompanying notes are an integral part of the financial statements.


Kiewit Mutual Fund/Equity Portfolio
-----------------------------------
 Investments (Unaudited) - continued
--------------------------------------------------------------------------------
                                                                    Value
                                                   Shares          (Note 2)
                                                   ------          -------

     Retail Furniture & Appliance Stores - 1.8%
     Williams-Sonoma, Inc.*                        50,000             925,000
                                                                  -----------

          TOTAL WHOLESALE & RETAIL TRADE                            6,778,000
                                                                  -----------

          TOTAL COMMON STOCK (COST $40,080,714)                    44,916,200
                                                                  -----------

                                                    Par
                                                    ---
REPURCHASE AGREEMENTS -                            12.2%
     With CS First Boston Group Inc.: at 6.00%,
dated 12/29/95, to be repurchased at $6,187,122
on 1/02/96, collateralized by Federal Home Loan
Mortgage Corporation Pass-Through Securities with
various coupons and maturities to 01/01/14 (market
value, $691,392), Federal National Mortgage
Association Pass-Through Securities with various
coupons and maturities to 06/01/25 (market value,
$1,509,246), and Federal National Mortgage Associa-
tion Adjustable Rate Mortgage Pass-Through
Securities, 6.38%, due 01/01/28 (market
value $4,141,418) (COST $6,183,000).                                6,183,000
                                                                  -----------
TOTAL INVESTMENTS (COST $46,263,714) - 100.6%                    $ 51,099,200

OTHER ASSETS AND LIABILITIES, NET - (0.6)%                           (308,670)
                                                                  -----------

NET ASSETS - 100%                                                $ 50,790,530
                                                                 ============

+Cost for federal income tax and financial reporting purposes. At December 31, 1995, net unrealized appreciation was $4,835,486. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost of $6,118,816 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $1,283,330.

*Non-income producing security.


COVERED CALL OPTIONS WRITTEN AT DECEMBER 31, 1995
                                                   Shares
                                                   Subject         Value
                                                   to Call        (Note 2)
                                                   ------          -------

    Common Stock/Exp. Date/Ex. Price
    --------------------------------
    Apple Computer Ltd., Jan, 1996, $35            45,000         $  (36,563)
    Cerner Corp., Mar, 1996, $25                   40,000            (40,000)
    Cisco Systems, Inc., Jan, 1996, $70             5,000            (31,875)
    Medtronic, Inc., Feb, 1996, $50                30,000           (183,750)
    Microsoft Corp., Jan, 1996, $80                 7,000            (59,500)
    Microsoft Corp., Jan, 1996, $95                 4,000             (3,500)
                                                                  ----------
          TOTAL CALL OPTIONS (PREMIUMS RECEIVED $668,878)         $ (355,188)
                                                                  ----------

   The accompanying notes are an integral part of the financial statements.


KIEWIT MUTUAL FUND/EQUITY PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995 (Unaudited)

Assets:
Investments in securities (including
  repurchase agreements of $6,183,000),
  at value (cost $46,263,714) (Note 2)                           $51,099,200
Cash                                                                   7,681
Receivable for Fund shares sold                                       15,419
Dividends and interest receivable                                     56,329
Other assets                                                              93
                                                                 -----------
      Total assets                                                51,178,722

Liabilities:
Covered call options written, at value
  (premiums received $668,878)                    $ 355,188
Accrued expenses (Note 4)                            33,004
                                                  ---------
     Total liabilities                                               388,192
                                                                 -----------
Net Assets                                                       $50,790,530
                                                                 ===========

Net Assets consist of:
Shares of beneficial interest                                   $    32,735
Additional paid-in capital                                        45,643,856
Distributions in excess of net investment income                      (6,506)
Accumulated net realized loss on investments                         (28,731)
Net unrealized appreciation of investments (Note 3)                5,149,176
                                                                 -----------

Net Assets, for 3,273,451 shares outstanding                     $50,790,530
                                                                 ===========

Net Asset Value, offering and redemption price
  per share ($50,790,530 divided by 3,273,451
  outstanding shares of beneficial interest, $0.01
  par value)                                                          $15.52
                                                                      ======

     The accompanying notes are an integral part of the financial statements.


KIEWIT MUTUAL FUND/EQUITY PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS - continued
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Six-Month Period Ended December 31, 1995 (Unaudited)

Income:
   Dividends                                                     $   236,048
   Interests                                                         245,267
                                                                 -----------
          Total income                                               481,315

Expenses:
  Management fee (reflects $57,766 waiver)
    (Note 4)                                      $ 81,514
  Administration fee (Note 4)                       25,136
  Accounting fee (Note 4)                           21,876
  Transfer Agent fee (Note 4)                       10,211
  Custodian fee (Note 4)                             5,735
  Trustees' fees and expenses (Note 4)               2,463
  Legal                                              1,444
  Audit                                              4,898
  Registration fees                                  4,911
  Other                                                996
                                                  --------
     Total expenses, net                                             159,184
                                                                  ----------
  Net investment income                                              322,131
                                                                  ----------

Realized and unrealized gain (loss) on investments:

  Net realized loss on investments                                   (22,669)
  Net realized gain on call options written                           26,618
  Net unrealized appreciation of investments
     during the period                                             3,867,856
                                                                  ----------

  Net gain on investments                                          3,871,805
                                                                  ----------
  Net increase in net assets resulting
     from operations                                              $4,193,936
                                                                  ==========

     The accompanying notes are an integral part of the financial statements.


KIEWIT MUTUAL FUND/EQUITY PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS - continued
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the Period
                                         For the Six-Month    January 5, 1995
                                          Period Ended        (Commencement of
                                         December 31, 1995   Operations) through
                                           (Unaudited)          June 30,1995
                                         -----------------    ------------------
Increase (Decrease) in Net Assets:
Operations:
  Net investment income                      $    322,131       $    156,910
  Net realized loss on investments                (22,669)                 0
  Net realized gain (loss) on call
     options written                               26,618            (32,680)
  Net unrealized appreciation of
     investments during the period               3,867,856         1,281,320
                                             -------------       ------------
  Net increase in net assets resulting
     from operations                             4,193,936         1,405,550
                                             -------------        ----------

Distribution to shareholders from:
  Net investment income ($0.15 and $0.00
     per share, respectively)                     (485,547)                0
                                             -------------        ----------

Fund Share Transactions (a):
  Receipt from shares sold                      25,929,827        21,063,170
  Receipt from shares issued on
     reinvestment of distributions                 480,960                 0
  Shares redeemed                                 (193,588)       (1,603,778)
                                            --------------        ----------

Net increase in net assets from
   Fund share transactions                      26,217,199        19,459,392
                                            --------------        ----------
          Total increase in net assets          29,925,588        20,864,942

Net Assets:
  Beginning of period                           20,864,942                 0
                                            --------------        ----------
  End of period (including undistributed
     net investment income of $0 and
     $156,910, respectively)                $   50,790,530       $20,864,942
                                            ==============       ===========
(a) Transactions in capital stock were:
  Shares sold                                    1,768,947         1,613,591
  Shares issued on reinvestment
     of distributions                               31,130                 0
  Shares redeemed                                  (13,023)         (127,194)
                                           ---------------       -----------
  Net increase in shares                         1,787,054         1,486,397
  Shares outstanding - Beginning balance         1,486,397                 0
                                           ---------------       -----------
  Shares outstanding - Ending balance            3,273,451         1,486,397
                                           ===============       ===========

     The accompanying notes are an integral part of the financial statements.

KIEWIT MUTUAL FUND/EQUITY PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                For the Period
                                         For the Six-Month    January 5, 1994
                                          Period Ended        (Commencement of
                                         December 31, 1995   Operations) through
                                           (Unaudited)           June 30,1995
                                         -----------------    ------------------

Net Asset Value - Beginning of Period           $14.04              $12.50
                                                ------              ------

Investment Operations:
  Net investment income                           0.04                0.11
  Net realized and unrealized gain
     on investments                               1.59                1.43
                                                ------              ------
          Total from investment operations        1.63                1.54
                                                ------              ------

Distributions:
  From net investment income                     (0.15)               0.00
                                                ------              ------

Net Asset Value - End of Period                 $15.52              $14.04
                                                ======              ======

Total Return **                                  11.62%              12.32%

Ratios (to average net assets)/
  Supplemental Data:

  Expenses+                                       0.80%*              0.80%*

  Net investment income                           1.62%*              3.06%*

  Portfolio turnover rate                        13.42%*              0.00%*

  Net assets at end of period
     ($000 omitted)                             50,791              20,865

---------------------------------
*   Annualized

**  The total return for each period has not been annualized.

+   For the period from inception through June 30, 1996, Kiewit Investment
Management Corp. (the "Manager") has agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.80% of the average daily net assets of the Portfolio. The annualized expense ratio, had there been no fee waivers by the Manager, would have been 1.09% and 2.56% for the six-month period ended December 31, 1995, and for the period ended June 30, 1995, respectively.


Kiewit Mutual Fund
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
1. Description of the Fund. The Kiewit Mutual Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. The Fund comprises five series of shares: Kiewit Money Market Portfolio, Kiewit Short-Term Government Portfolio, Kiewit Intermediate-Term Bond Portfolio, Kiewit Tax-Exempt Portfolio, and Kiewit Equity Portfolio, (each, a "Portfolio" and collectively, the "Portfolios"). Prior to December 6, 1994, the Fund was known as Kiewit Institutional Fund.

2. Significant Accounting Policies. The following is a summary of the significant accounting policies of the Fund.

Security Valuation. Securities held by the Portfolios which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and asked prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which the market quotations are readily available are valued at the most recent bid prices. The Money Market Portfolio values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Each money market instrument with a remaining maturity of 60 days or less is valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees.

Federal Income Taxes. Each Portfolio is treated as a separate entity for federal income tax purposes and each intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no federal income tax provision is required. At June 30, 1995, the Money Market Portfolio, Short-Term Government Portfolio, Intermediate-Term Bond Portfolio, Tax-Exempt Portfolio, and Equity Portfolio had a net tax basis capital loss carryforward available to offset future net capital gains of approximately $1,000, $427,000, $707,000, $976,000, and $33,000
respectively, which will expire on June 30, 2003.

Interest Income and Distributions to Shareholders. Interest income is accrued as earned. Distributions of net investment income consist of accrued interest and earned discount (including both original issue and market discount) less amortization of premium and accrued expenses. Distributions to shareholders of each Portfolio, except the Kiewit Equity Portfolio, are declared daily from net investment income and paid to shareholders monthly. The Fund's policy is to distribute substantially all net income from the Kiewit Equity Portfolio
annually.   Distributions of net capital gains realized by each Portfolio will be made annually.

Deferred Organization Costs. Organization costs incurred by each Portfolio have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that each Portfolio commenced operations. In the event that any of the initial shares of a Portfolio are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

Repurchase Agreements. Each Portfolio, through the Fund's custodian, receives delivery of the underlying securities used to collateralize the repurchase agreements, the market value of which is required to be in an amount at least equal to 102% of the resale price. Kiewit Investment Management Corp. ("KIM"), the Fund Manager, is responsible for determining that the market value of these underlying securities is maintained at a level at least equal to 102% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the


Kiewit Mutual Fund
Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------
2.  Significant Accounting Policies - continued

proceeds in satisfaction of the obligation. Provisions of each agreement ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Call and Put Options. The Short-Term Government Portfolio, Intermediate-Term Bond Portfolio and the Equity Portfolio each may sell and/or purchase exchange-traded call options and purchase exchange traded put options on securities in the Portfolio. When a Portfolio writes a call option an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. If an option which a Portfolio has written either expires on its stipulated expiration date, or if a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing exceeds the premium received when the option is sold), and the liability related to such option is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such a sale are increased by the premium originally received. A Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) and as a result bears a market risk of an unfavorable change in the price of the security underlying the written option.

The premium paid by a Portfolio for the purchase of a put option is recorded as an investment and subsequently marked to market to reflect the current market value of the option purchased. If an option which a Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a loss in the amount of the cost of the option. If a Portfolio enters into a closing transaction, it realizes a gain (loss) if the proceeds from the sale are greater
(less) than the cost of the option purchased. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

Other. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes.

3. Investment Securities. During the six-month period ended December 31, 1995, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

               Money    Short-Term    Intermediate-
               Market   Government    Term Bond        Tax-Exempt     Equity
               ------   ----------    -------------    ----------     ------
 Purchases      --      $60,640,518    $45,280,295       $78,077,686 $26,193,904
 Sales          --       36,154,492     31,807,398        75,364,153  2,132,085


Kiewit Mutual Fund
Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------
3.  Investment Securities - continued

Written options transactions for the Equity Portfolio during the six-month period ended December 31, 1995 are summarized as follows:


                                                        Call/Put Options Written
                                                        -----------------------
                                                          Premiums Received
                                                           -----------------

   Options Outstanding, beginning of period                    $ (26,359)
   Options written                                              (813,404)
   Options closed                                                 42,799
   Options exercised                                             128,086
   Options expired                                                     0
                                                               ---------
   Options outstanding at December 31, 1995                     (668,878)
   Unrealized appreciation at December 31, 1995                  313,690
                                                               ---------
   Market value of written options at December 31, 1995        $(355,188)
                                                               =========

During the six-month period ended December 31, 1995, the Short-Term Government Portfolio and the Intermediate-Term Bond Portfolio had not entered into any option contracts.

4. Management Fee and Other Transactions with Affiliates. The Fund, on behalf of each Portfolio, employs KIM, an indirect, wholly-owned subsidiary of Peter Kiewit Sons', Inc., a construction, mining, and telecommunications company, to furnish investment advisory and other services to the Fund. Pursuant to an investment management agreement with the Fund with respect to each Portfolio, KIM manages the investment and reinvestment of their assets, provides the Fund with records concerning KIM's activities which the Fund is required to maintain, and renders regular reports to the Fund's officers and the Board of Trustees.

For its services under the investment management agreement for each Portfolio, KIM receives fees from the Portfolios at the following annual rates of their average monthly net assets: Money Market Portfolio - 0.20%; Short-Term Government Portfolio - 0.30%; Intermediate-Term Bond Portfolio -0.40%; Tax-Exempt Portfolio - 0.40%; and Equity Portfolio - 0.70%. Prior to December 7, 1994, KIM received fees from the Portfolios at an annual rate of 0.30% of each Portfolios average daily net assets. In addition, prior to December 7, 1994, KIM agreed to waive one-half of its fee with respect to each Portfolio.

Effective December 7, 1994 through June 30, 1995, KIM agreed to waive all or a portion of its management fee and assume certain fund expenses in an amount that limited annual operating expenses to not more than the following percentage of the average daily net assets of each Portfolio: Money Market Portfolio - 0.30%; Short-Term Government Portfolio - 0.40%; Intermediate-Term Bond Portfolio - 0.50%; Tax-Exempt Portfolio - 0.50%; and Equity Portfolio - 0.80%.

Effective July 1, 1995 through June 30, 1996, KIM has agreed to waive all or a portion of its management fee and assume certain fund expenses in an amount that will limit annual operating expenses to not more than the following percentage of the average daily net assets of each Portfolio: Money Market Portfolio - 0.20%; Short-Term Government Portfolio - 0.30%; Intermediate-Term Bond Portfolio
- 0.50%; Tax-Exempt Portfolio - 0.50%; and Equity Portfolio - 0.80%. These undertakings may be amended or rescinded at any time in the future.


Kiewit Mutual Fund
Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------
4.  Management Fee and Other Transactions with Affiliates - continued

The following table summarizes the management fees for the six-month period ended December 31, 1995:
                                            Gross Management         Management
                                                  Fee                Fees Waived
                                            ----------------         -----------

        Money Market Portfolio                  $395,729             $120,483
        Short-Term Government Portfolio          233,420               90,588
        Intermediate-Term Bond Portfolio         244,338               30,137
        Tax-Exempt Portfolio                     279,697               21,285
        Equity Portfolio                         139,280               57,766

Rodney Square Management Corp. ("Rodney Square"), a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, a publicly held bank holding company, serves as Administrator to the Fund pursuant to an Administrative Agreement with the Fund on behalf of each Portfolio. As Administrator, Rodney Square is responsible for services such as financial reporting, compliance monitoring and corporate management. For the services provided, Rodney Square receives a monthly administration fee from the Fund at an annual rate of $50,000 per Portfolio, plus an amount equal to 0.02% of that portion of the Fund's net assets in excess of $1.5 billion, plus out-of-pocket expenses. Treasury Strategies, Inc. ("TSI") serves as Sub-Administrator of the Fund, pursuant to a Sub-Administration agreement with KIM. As sub-administrator, TSI is responsible for setting performance benchmarks for each of the Fund's Portfolios, and measuring portfolio performance against the appropriate benchmarks. TSI also evaluates on behalf of KIM and the Fund the performance and pricing of the Fund's external services providers. TSI is compensated by KIM for the service it provides.

WTC serves as Custodian of the assets of the Fund. For its services, WTC is paid a monthly fee from the Fund at an annual rate of 0.009% of the Fund's average daily net assets up to $1 billion, and 0.0075% of Fund's average daily net assets in excess of $1 billion, plus $12 per purchase, sale or maturity of a portfolio security. The custodian fee is subject to a minimum charge of $500 per Portfolio, per month, exclusive of any transaction charges.

Rodney Square serves as Transfer Agent and Dividend Paying Agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of each Portfolio. For its services, the Fund pays Rodney Square a monthly fee of $5,000, plus out-of-pocket expenses.

Rodney Square determines the net asset value per share of each Portfolio and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund on behalf of each Portfolio. For its services, Rodney Square receives an annual fee of $40,000 per Portfolio, plus an amount equal to 0.01% of that portion of the Fund's average daily net assets in excess of $100 million.

Independent Trustees are paid an annual fee of $5,000 from the Fund, plus $250 per Portfolio per meeting attended, plus travel expenses in connection with meetings. Certain officers and trustees of the Fund are also officers and/or directors of KIM.






This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus of the Fund.